Assets Held for Sale (Details) - Schedule of Assets Held for Sale - COP ($) $ in Millions		Dec. 31, 2023	Dec. 31, 2022
Schedule of Assets Held for Sale [Abstract]
Property, plant, and equipment	[1]	$ 9,768	$ 17,875
Investment property	[2]	2,645	3,925
Total		$ 12,413	$ 21,800

[1]	Corresponds to the Local Paraná of the Argentinian subsidiary. As of December 31, 2023, the decrease corresponds to the conversion effect.
[2]	It corresponds to the La Secreta land negotiated with the buyer during 2019. As of December 31, 2023, 57.93% of the payment for the property has been delivered and received. The rest of the asset will be delivered coincidentally with the asset payments that will be received with the following scheme: 1.19% in 2024 and 40.88% in 2025. The deed of contribution to the trust was signed on December 1, 2020 and was registered on December 30, 2020.